Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	€ 12,445	€ 30,018
Total	€ 12,445	€ 30,018	€ 17,234	€ 39,338